Vessels, textuals 2 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Property Plant And Equipment [Abstract]
Costs Capitalised In Vessels	$ 107
Collateral vessels carrying amount	$ 175,851